                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
             CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND

The following information modifies certain information contained in the funds' Prospectus and Statement of Additional Information.

               BENCHMARK CHANGE FOR THE GLOBAL FIXED INCOME FUND

In light of the fund's global bond emphasis, effective May 1, 2001, the fund has changed its performance benchmarks from the Salomon Brothers World Government Bond and Lehman Brothers Aggregate Bond Indices to the Lehman Brothers Global Aggregate Index. The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.

                CHANGE TO THE AVERAGE ANNUAL TOTAL RETURNS TABLE

The following table replaces the table provided in page 9 of the fund's Prospectus.

                              ONE YEAR       FIVE YEARS      10 YEARS    LIFE OF     INCEPTION
PERIOD ENDED 12/31/00:          2000          1996-2000     1991-2000     FUND         DATE
INTERMEDIATE
MATURITY GOVERNMENT
FUND                             9.98%          5.43%          7.01%       7.58%     8/22/88

LEHMAN BROTHERS
INTERMEDIATE
GOVERNMENT BOND
INDEX(1)                         10.47%         6.19%          7.19%       7.82%(2)

NEW YORK
INTERMEDIATE
MUNICIPAL FUND                    9.04%         4.82%          5.97%       5.70%      4/1/87

LEHMAN BROTHERS FIVE-
YEAR MUNICIPAL BOND
INDEX(3)                          7.72%         4.95%          6.23%       6.41%(4)

FIXED INCOME FUND                 9.40%         6.11%          7.87%       7.53%     8/17/87

LEHMAN BROTHERS
AGGREGATE BOND
INDEX(5)(10)                     11.63%         6.46%          7.96%       8.49%(7)

LEHMAN BROTHERS
INTERMEDIATE
GOVERNMENT/CORPORATE
BOND INDEX(6)                    10.12%         6.11%          7.36%       7.83%(7)

                          ONE YEAR   FIVE YEARS   10 YEARS   LIFE OF  INCEPTION
PERIOD ENDED 12/31/00:      2000     1996-2000   1991-2000    FUND       DATE
----------------------    --------   ----------  ---------   -------  ---------
GLOBAL FIXED INCOME
FUND                        7.24%       5.57%      7.26%      7.23%    11/1/90
-------------------------------------------------------------------------------
SALOMON BROTHERS
WORLD GOVERNMENT
BOND INDEX
(CURRENCY-HEDGED)(8)       10.67%       8.39%      8.83%      9.02%(9)
-------------------------------------------------------------------------------
LEHMAN BROTHERS
AGGREGATE BOND INDEX(10)   11.63%       6.46%      7.96%        8.16%
-------------------------------------------------------------------------------
LEHMAN BROTHERS
GLOBAL AGGREGATE
INDEX(12)                   3.17%       3.91%      7.08%       7.27%(9)
-------------------------------------------------------------------------------
COMPOSITE BENCHMARK(11)     8.30%       7.23%      8.89%       9.07%(9)
-------------------------------------------------------------------------------

The following footnote replaces the current footnote 4 to the "Average, Annual Total Returns" table in the Prospectus.

(4)  Performance since January 31, 1988.

The following footnote is added to the "Average Annual Total Returns" table in the Prospectus.

(12) The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.



Dated: May 4, 2001                                                 WPBDF-16-0501

     SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL
                                  INFORMATION

                 CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
             CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND

The following information modifies certain information contained in the funds' Prospectus and Statement of Additional Information.

               BENCHMARK CHANGE FOR THE GLOBAL FIXED INCOME FUND

In light of the fund's global bond emphasis, effective May 1, 2001, the fund has changed its performance benchmarks from the Salomon Brothers World Government Bond and Lehman Brothers Aggregate Bond Indices to the Lehman Brothers Global Aggregate Index. The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers, Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.

               CHANGES TO THE AVERAGE ANNUAL TOTAL RETURNS TABLE

The following table replaces the table provided in page 9 of the funds' Prospectus.

                                                 10
                                       FIVE      YEARS    LIFE     INCEP-
                           ONE YEAR    YEARS     1991-     OF      TION
PERIOD ENDED 12/31/00:        2000   1996-2000   2000     FUND     DATE
FIXED INCOME FUND            9.24%     5.84(10)  7.74(10) 7.43%(10)  7/3/96

LEHMAN BROTHERS
AGGREGATE BOND INDEX(1)     11.63%     6.46      7.96     8.49(2)

LEHMAN BROTHERS
INTERMEDIATE
GOVERNMENT/CORPORATE
BOND INDEX(3)               10.12%     6.11       7.36     7.83%(4)

GLOBAL FIXED INCOME
FUND                         6.81%     5.07%(11)  7.00%(11)6.98%(11)  8/12/96

SALOMON BROTHERS
WORLD GOVERNMENT
BOND INDEX (CURRENCY-
HEDGED)(5)                  10.67%     8.39%      8.83%   9.02%(6)

LEHMAN BROTHERS
AGGREGATE BOND INDEX(7)     11.63%     6.46%      7.96%   8.16

--------------------------------------------------------------------------------------
                                                             10
                                               FIVE         YEARS     LIFE
                                 ONE YEAR      YEARS        1991-      OF    INCEPTION
PERIOD ENDED 12/31/00:             2000      1996-2000      2000      FUND      DATE
--------------------------------------------------------------------------------------
LEHMAN BROTHERS
GLOBAL AGGREGATE
INDEX(8)                           3.17%        3.91%       7.08       7.27%(6)
--------------------------------------------------------------------------------------
COMPOSITE BENCHMARK(9)             8.30%        7.23%       8.89%      9.07%(6)
--------------------------------------------------------------------------------------


The following footnotes replace the current footnotes 2,4,6 and 8 to the "Average Annual Total Returns" table in the Prospectus, respectively.

(2)  Performance since July 31, 1987

(4)  Performance since July 31, 1987

(6)  Performance since October 31, 1990

(8) The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.

The following footnotes are added to the "Average Annual Total Returns" table in the Prospectus.

(10) Performance since August 17, 1987. The Advisor Class shares of the Fixed Income Fund commenced operations on July 3, 1996. Performance information prior to that date represents the performance of the Fund's Common Shares, which commenced operations on August 17, 1989. Since Advisor Class shares are subject to higher expenses, the performance for periods prior to July 3, 1996 would be lower than that shown.

(11) Performance since November 1, 1990. The Advisor Class shares of the Global Fixed Income Fund commenced operations on August 12, 1996. Performance information prior to that date represents the performance of the Fund's Common Class shares, which commenced operations on November 1, 1990. Since Advisor Class shares are subject to higher expenses, the performance for periods prior to August 12, 1996 would be lower than that shown.


Dated: May 4, 2001                                          ADBDF - 16- 0501